Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (15,097,249)	$ 4,567,682	$ 6,646,785
Less: net (loss) income from discontinued operations	(2,801,131)	1,914,294	1,945,805
Net (loss) income from continuing operations	(12,296,118)	2,653,388	4,700,980
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss from disposal of property and equipment	5,044
Deferred tax provision (benefit)	492,241	(224,882)	(194,908)
Depreciation and amortization	2,156,819	1,607,441	1,439,476
Amortization of stock-based compensation for services	168,000
Impairment of fixed assets	1,490,298
Impairment of an acquisition deposit	2,172,000
Change in bad debt allowances	8,331,344	1,724,133	880,395
Change in inventory reserve	145,478
Amortization of operating lease right-of-use assets	216,656
Changes in operating assets:
Notes receivable		4,539	(4,440)
Accounts receivable	(5,564,171)	2,225,900	(3,146,123)
Accounts receivable - related party	(24,783)	(468,752)
Advances to suppliers	(98,576)	(1,267,313)	61,487
Advances to suppliers - related party	151,052	(157,833)
Inventories	166,240	(686,038)	(85,340)
Prepayments and other current assets	716,306	(44,844)	(329,824)
Changes in operating liabilities:
Advances from customers	101,666	(3,015,757)	(1,413,707)
Deferred revenue	3,910	(20,173)	(605,881)
Accounts payable	194,816	(513,568)	(771,223)
Accounts payable - related party	942,176	557,584
Accrued and other liabilities	(55,665)	(2,491,467)	(248,546)
Taxes payable	670,311	(816,008)	833,261
Lease liability	(243,594)
Net cash (used in) provided by operating activities from continuing operations	(158,551)	(933,650)	1,115,589
Net cash provided by operating activities from discontinued operations	245,385	29,767	1,419,329
Net cash (used in) provided by operating activities	86,834	(903,883)	2,534,918
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of property and equipment	9,256		13,023
Addition of property, equipment and construction-in-progress	(1,454,975)	(9,269,640)	(4,648,095)
Investment in equity method investment	(28,960)
Deposit made for acquisition		(2,269,500)	(2,735,000)
Advance payment from buyer associated with the discontinued operation of Gu’an REIT	1,404,560
Net cash used in investing activities from continuing operations	(70,119)	(11,539,140)	(7,370,072)
Net cash used in investing activities from discontinued operations	(3,516)	(6,045)	(3,931)
Net cash used in investing activities	(73,635)	(11,545,185)	(7,374,003)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	8,977,600	10,182,490	9,767,793
Proceeds from long-term bank loans	724,000	9,304,950
Repayment of short-term bank loans	(9,455,440)	(8,790,530)	(8,244,905)
Repayment of long-term bank loans	(434,400)	(7,454,248)	(3,799,654)
Proceeds from bank notes			(739,984)
Gross Proceeds from IPO			16,100,000
Direct IPO costs			(1,829,806)
Proceeds from private placement			3,600,000
Proceeds from related party loans	795,200	827,225
Repayment to related party loans	(897,496)	(581,000)	(937,000)
Net cash (used in) provided by financing activities from continuing operations	(290,536)	3,488,887	13,916,444
Net cash (used in) provided by financing activities from discontinued operations	(256,947)	(32,771)	82,599
Net cash (used in) provided by financing activities	(547,483)	3,456,116	13,999,043
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND RESTRICTED CASH	(43,167)	(306,922)	(121,912)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	(577,451)	(9,299,874)	9,038,046
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	1,563,166	10,863,040	1,824,994
CASH AND RESTRICTED CASH, END OF YEAR	985,715	1,563,166	10,863,040
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash	897,281	1,458,483	10,833,348
Restricted cash	84,237	85,293
Total cash and restricted cash	981,518	1,543,776	10,833,348
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	1,557,186	1,012,174	997,948
Income tax paid	128,522	1,895,202	1,903,343
Conversion of investor loan to equity			3,200,000
Right-of-use Assets obtained in exchange for operating lease obligations	726,512
Accounts payable on fixed asset purchases	206,486	2,996,358
Transfer from construction-in-progress to property and equipment	283,098	13,799,649
Less: cash and cash equivalents, restricted cash of discontinued operations at end of period	4,197	19,390	29,692
Cash and cash equivalents, restricted cash of continued operation, at end of period	$ 981,518	$ 1,543,776	$ 10,833,348